Form N-CSR Cover	6 Months Ended
Jun. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Amendment to Form N-CSRS for the period ended June 30, 2025.
Registrant Name	Victory Variable Insurance Funds
Entity Central Index Key	0001068663
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025